UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act file number 811-04506
                                                     ---------

                           Phoenix Investment Trust 06
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


               Kevin J. Carr, Esq.
      Vice President, Chief Legal Officer,            John H. Beers, Esq.
      Counsel and Secretary for Registrant        Vice President and Counsel
         Phoenix Life Insurance Company         Phoenix Life Insurance Company
                One American Row                       One American Row
             Hartford, CT 06103-2899               Hartford, CT 06103-2899
      ------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                  [LOGO OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT



Phoenix All-Cap Growth Fund
Phoenix Small-Cap Growth Fund













                     |                   | WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:          |                   | DOCUMENT E-MAILED TO YOU?
PHOENIX INVESTMENT   |                   | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
TRUST 06             | December 31, 2007 | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------
NOT FDIC INSURED     | NO BANK GUARANTEE | MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders ................................................       1
Glossary ...............................................................       2
Disclosure of Fund Expenses ............................................       3
Phoenix All-Cap Growth Fund ............................................       4
Phoenix Small-Cap Growth Fund ..........................................      14
Notes to Financial Statements ..........................................      22
Report of Independent Registered Public Accounting Firm ................      26
Consideration of Investment Advisory and Subadvisory Agreements
  By The Board of Trustees .............................................      28
Fund Management Tables .................................................      30


--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 06 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED - George R. Aylward]

We are pleased to provide this report for the fiscal year ended December 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.


Sincerely yours,

/S/ George R. Aylward

George R. Aylward
President, PhoenixFunds

JANUARY 2008

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

RUSSELL 2000(R) GROWTH INDEX The
Russell 2000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 3000(R) GROWTH INDEX
The Russell 3000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.



INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX INVESTMENT TRUST 06


DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JULY 1, 2007 TO
DECEMBER 31, 2007)
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of an Investment Trust 06 Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Investment Trust 06 Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
     This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.



EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning        Ending       Annualized   Expenses Paid
                    Account Value   Account Value    Expense        During
                       7/1/07         12/31/07        Ratio         Period*
--------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A             $1,000.00        $1,033.50         1.51%       $  7.74
Class B              1,000.00         1,029.70         2.26          11.56
Class C              1,000.00         1,029.70         2.26          11.56

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A              1,000.00         1,017.45         1.51           7.71
Class B              1,000.00         1,013.63         2.26          11.54
Class C              1,000.00         1,013.63         2.26          11.54
--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A             $1,000.00        $  983.10         1.68%       $  8.40
Class B              1,000.00           979.40         2.43          12.12
Class C              1,000.00           979.40         2.43          12.12

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A              1,000.00         1,016.63         1.68           8.60
Class B              1,000.00         1,012.80         2.43          12.42
Class C              1,000.00         1,012.80         2.43          12.42
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
     (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

PHOENIX ALL-CAP GROWTH FUND


     THE PHOENIX ALL-CAP GROWTH FUND ("ALL-CAP GROWTH FUND," THE "FUND") SEEKS LONG-TERM CAPITAL APPRECIATION WITH DIVIDEND INCOME A SECONDARY CONSIDERATION.

/ / For the fiscal year ended December 31, 2007, the Fund's Class A shares returned 13.43%, Class B shares returned 12.57%, and Class C shares returned 12.66%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.49%; and the Russell 3000(R) Growth Index, the Fund's style-specific benchmark, returned 11.40%.

     All performance figures assume the reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULT AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

/ / The U.S. equity markets started the year nicely in January and February then experienced a hiccup in March when investors started to sense the peaking of the housing cycle and the fear of rising defaults on subprime loans. For years leading up to 2007, mortgage companies competed aggressively for business in a booming housing market. This led to many teaser rates and no-documentation loans being made to marginal borrowers and sold to investors in the form of mortgage-backed securities. This type of financing and liquidity dried up in 2007.

/ / While this was bad news for the mortgage industry, it was unclear to investors what effect this would have on overall economic growth. Although the equity markets were more volatile for the remainder of the year, they recovered as investors bet that the economic impact of the housing slowdown would be manageable.

/ / The Fund benefited largely from good stock selection in the small cap portion of the portfolio. The small cap portion of the portfolio added approximately 7% in return with just 35% of the portfolio. Within the small cap portion of the portfolio, the biggest contributors to overall return were Hansen Natural Corp, GAMCO Investors, and O2 Micro. The biggest detractors from overall small cap performance were Resources(R) Connections in the industrial sector and Sepracor in the healthcare sector.

/ / The Fund's large cap holdings added to overall performance by roughly 8% during the year with approximately 65% of the portfolio. The biggest contributors in the large cap area came from Research In Motion and Apple in the information technology sector and ABB and Harsco in the industrial sector. The biggest detractor to performance in the large cap space was Merrill Lynch in the financial sector.

/ / Throughout 2007, we moderated our weighting in the small cap portion of the portfolio, reducing the weight gradually from 40% to approximately 35%. This is the low end of our expected 30% to 50% range. In 2008 we expect to keep the small cap portion below the 40% mid-point of our range.


The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or conditions and should not be relied on as investment advice.

Investing in the securities of small and mid-sized companies involves risks, such as relatively low trading volumes, more price volatility and less liquidity than securities from larger, more established companies.

Because the fund is heavily weighted in the information technology sector, it will be impacted by that sector's performance more than a fund with broader sector diversification.


  For information regarding the indexes and certain investment terms, see the glossary on page 2.

Phoenix All-Cap Growth Fund


TICKER SYMBOLS:
A Share: PASGX
B Share: PGOBX
C Share: PGOCX


AVERAGE ANNUAL TOTAL RETURNS(1) for periods ending 12/31/07
--------------------------------------------------------------------------------

                                           1 year     5 years    10 years
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                    13.43%     13.66%      3.96%
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                   6.91      12.32       3.35
--------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                    12.57      12.84       3.19
--------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                  8.99      12.84       3.19
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                    12.66      12.84       3.19
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                 12.66      12.84       3.19
--------------------------------------------------------------------------------
S&P 500(R) INDEX                             5.49      12.83       5.92
--------------------------------------------------------------------------------
RUSSELL 3000(R) GROWTH INDEX                11.40      12.42       3.83
--------------------------------------------------------------------------------

FUND EXPENSE RATIOS(5): A SHARES: EXPENSE RATIO 1.50%; B SHARES: EXPENSE RATIO 2.25%; C SHARES: EXPENSE RATIO 2.25%.

     ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.


GROWTH OF $10,000 for periods ending 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class A, Class B, and Class C shares. The total return on Class A shares reflects the maximum sales charges of 5.75% on the initial investment. The total return for Class B shares includes applicable CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charge which is 1% the first year and 0% thereafter. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:

            Phoenix All Cap    Phoenix All Cap   Phoenix All Cap     Russell 3000(R)    S&P 500(R)
            Fund Class A        Fund Class B       Fund Class C       Growth Index        Index
12/31/97         9,425            10,000              10,000             10,000           10,000
12/31/98        12,951            13,638              13,638             13,502           12,876
12/31/99        19,393            20,271              20,271             18,069           15,597
12/29/00        14,059            14,582              14,582             14,018           14,164
12/31/01         9,683             9,969               9,969             11,267           12,482
12/31/02         7,329             7,484               7,484              8,108            9,723
12/31/03        10,304            10,450              10,450             10,620           12,515
12/31/04        11,267            11,343              11,343             11,355           13,875
12/30/05        12,126            12,119              12,119             11,942           14,558
12/29/06        12,257            12,161              12,152             13,072           16,856
12/31/07        13,904            13,689              13,690             14,562           17,782



SECTOR WEIGHTINGS as of 12/31/07*
--------------------------------------------------------------------------------
Information Technology                         24%
Health Care                                    13
Industrials                                    13
Consumer Discretionary                         11
Financials                                      6
Consumer Staples                                5
Energy                                          3
Other (includes short-term investments)        25
--------------------------------------------------------------------------------
*  % of total investments as of December 31, 2007.



  For information regarding the indexes and certain investment terms, see the glossary on page 2.

Phoenix All-Cap Growth Fund


                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007



                                                      SHARES        VALUE
                                                    ----------  ------------
DOMESTIC COMMON STOCKS--87.1%
AEROSPACE & DEFENSE--2.3%
TransDigm Group, Inc.(b)(e) .................          16,000   $    722,720
United Technologies Corp. ...................          21,000      1,607,340
                                                                ------------
                                                                   2,330,060
                                                                ------------
AIR FREIGHT & LOGISTICS--0.4%
Pacer International, Inc.(e) ................          30,000        438,000

APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
VF Corp. ....................................          13,000        892,580

APPLICATION SOFTWARE--1.5%
Adobe Systems, Inc.(b) ......................          36,000      1,538,280

ASSET MANAGEMENT & CUSTODY BANKS--2.7%
GAMCO Investors, Inc. Class A(e) ............          40,000      2,768,000

AUTOMOTIVE RETAIL--1.3%
Advance Auto Parts, Inc.(e) .................          35,000      1,329,650

BIOTECHNOLOGY--5.4%
Amgen, Inc.(b) ..............................          21,000        975,240
Celgene Corp.(b)(e) .........................          15,000        693,150
Genentech, Inc.(b) ..........................           9,000        603,630
Genzyme Corp.(b)(e) .........................          23,000      1,712,120
Gilead Sciences, Inc.(b)(e) .................          32,000      1,472,320
                                                                ------------
                                                                   5,456,460
                                                                ------------
BROADCASTING & CABLE TV--0.1%
Global Traffic Network, Inc.(b) .............          20,000        130,400

CASINOS & GAMING--0.2%
Century Casinos, Inc.(b)(e) .................          35,000        225,400

COMMUNICATIONS EQUIPMENT--3.4%
Cisco Systems, Inc.(b)(e) ...................          57,000      1,542,990
Corning, Inc.(e) ............................          42,000      1,007,580
Motorola, Inc. ..............................          54,000        866,160
                                                                ------------
                                                                   3,416,730
                                                                ------------
COMPUTER & ELECTRONICS RETAIL--0.7%
Best Buy Co., Inc.(e) .......................          14,000        737,100


                                                      SHARES        VALUE
                                                    ----------  ------------
COMPUTER HARDWARE--6.5%
Apple, Inc.(b) ..............................           9,000   $  1,782,720
Dell, Inc.(b)(e) ............................          34,000        833,340
Hewlett-Packard Co. .........................          36,000      1,817,280
Stratasys, Inc.(b)(e) .......................          80,000      2,067,200
                                                                ------------
                                                                   6,500,540
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--1.3%
EMC Corp.(b)(e) .............................          69,000      1,278,570

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
Caterpillar, Inc.(e) ........................          16,000      1,160,960

DATA PROCESSING & OUTSOURCED SERVICES--1.3%
MasterCard, Inc. Class A(e) .................           6,000      1,291,200

DEPARTMENT STORES--0.8%
Kohl's Corp.(b)(e) ..........................          18,000        824,400

DISTRIBUTORS--1.0%
LKQ Corp.(b)(e) .............................          50,000      1,051,000

DIVERSIFIED CHEMICALS--1.3%
FMC Corp.(e) ................................          24,000      1,309,200

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.5%
Advisory Board Co. (The)(b)(e) ..............          38,400      2,464,896
Corporate Executive Board Co. (The)(e) ......          35,000      2,103,500
                                                                ------------
                                                                   4,568,396
                                                                ------------
DRUG RETAIL--1.3%
CVS Caremark Corp. ..........................          32,000      1,272,000

EDUCATION SERVICES--1.7%
Strayer Education, Inc. .....................          10,000      1,705,800

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
SunPower Corp. Class A(b)(e) ................           5,000        651,950

HEALTH CARE EQUIPMENT--3.0%
Medtronic, Inc.(e) ..........................          25,000      1,256,750
Quidel Corp.(b)(e) ..........................          90,000      1,752,300
                                                                ------------
                                                                   3,009,050
                                                                ------------
HEALTH CARE SERVICES--0.9%
Health Grades, Inc.(b)(e) ...................          55,000        327,250
Nighthawk Radiology Holdings, Inc.(b)(e) ....          25,000        526,250
                                                                ------------
                                                                     853,500
                                                                ------------

                       See Notes to Financial Statements

Phoenix All-Cap Growth Fund


                                                      SHARES        VALUE
                                                    ----------  ------------
HOTELS, RESORTS & CRUISE LINES--1.2%
Ambassadors Group, Inc.(e) ..................          25,000   $    457,750
Starwood Hotels & Resorts Worldwide, Inc.(e)           17,000        748,510
                                                                ------------
                                                                   1,206,260
                                                                ------------
HOUSEHOLD PRODUCTS--1.2%
Colgate-Palmolive Co.(e) ....................          16,000      1,247,360

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.9%
Resources Connection, Inc.(e) ...............          50,000        908,000

INDUSTRIAL MACHINERY--2.9%
Axsys Technologies, Inc.(b) .................          15,000        549,750
Danaher Corp.(e) ............................          15,000      1,316,100
Harsco Corp.(e) .............................          17,000      1,089,190
                                                                ------------
                                                                   2,955,040
                                                                ------------
INTERNET RETAIL--0.2%
Stamps.Com, Inc.(b)(e) ......................          15,000        182,700

INTERNET SOFTWARE & SERVICES--2.5%
Internet Capital Group, Inc.(e) .............          45,000        528,300
Kana Software, Inc.(b)(e) ...................          75,000        180,000
Liquidity Services, Inc.(e) .................          50,000        645,000
WebSense, Inc.(b)(e) ........................          15,000        254,700
Yahoo!, Inc.(b) .............................          41,000        953,660
                                                                ------------
                                                                   2,561,660
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.1%
Goldman Sachs Group, Inc. (The)(e) ..........           6,000      1,290,300
Merrill Lynch & Co., Inc.(e) ................          16,000        858,880
                                                                ------------
                                                                   2,149,180
                                                                ------------
IT CONSULTING & OTHER SERVICES--0.8%
Cognizant Technology Solutions Corp.
Class A(b)(e) ...............................          25,000        848,500

LEISURE FACILITIES--1.0%
Life Time Fitness, Inc.(b)(e) ...............          20,000        993,600

LEISURE PRODUCTS--0.7%
Polaris Industries, Inc.(e) .................          14,600        697,442

LIFE SCIENCES TOOLS & SERVICES--0.3%
Nektar Therapeutics(b)(e) ...................          40,000        268,400

MOVIES & ENTERTAINMENT--1.2%
Walt Disney Co. (The)(e) ....................          38,000      1,226,640

OFFICE SERVICES & SUPPLIES--1.0%
PeopleSupport, Inc.(b)(e) ...................          70,000        957,600



                                                      SHARES        VALUE
                                                    ----------  ------------
OIL & GAS DRILLING--1.0%
Transocean, Inc.(e) .........................           7,000   $  1,002,050

OIL & GAS EXPLORATION & PRODUCTION--1.4%
XTO Energy, Inc.(e) .........................          27,500      1,412,400

PHARMACEUTICALS--7.4%
Abbott Laboratories(e) ......................          22,000      1,235,300
Allergan, Inc.(e) ...........................          14,000        899,360
Medicis Pharmaceutical Corp. Class A(e) .....          60,000      1,558,200
Merck & Co., Inc. ...........................          17,000        987,870
MGI Pharma, Inc.(b)(e) ......................          30,000      1,215,900
Schering-Plough Corp. .......................          43,000      1,145,520
Sepracor, Inc.(b)(e) ........................          15,000        393,750
                                                                ------------
                                                                   7,435,900
                                                                ------------
RESTAURANTS--1.5%
Texas Roadhouse, Inc. Class A(b)(e) .........          20,000        221,200
Yum! Brands, Inc. ...........................          34,000      1,301,180
                                                                ------------
                                                                   1,522,380
                                                                ------------
SEMICONDUCTORS--6.1%
Broadcom Corp. Class A(b)(e) ................          40,000      1,045,600
Intel Corp.(e) ..............................          48,000      1,279,680
NVIDIA Corp.(b)(e) ..........................          37,500      1,275,750
ON Semiconductor Corp.(b)(e) ................         150,000      1,332,000
Ramtron International Corp.(b)(e) ...........          65,000        279,500
Texas Instruments, Inc.(e) ..................          28,000        935,200
                                                                ------------
                                                                   6,147,730
                                                                ------------
SOFT DRINKS--2.2%
Hansen Natural Corp.(b)(e) ..................          30,000      1,328,700
PepsiCo, Inc.(e) ............................          12,000        910,800
                                                                ------------
                                                                   2,239,500
                                                                ------------
SPECIALIZED FINANCE--1.4%
CME Group, Inc.(e) ..........................           2,000      1,372,000

STEEL--1.2%
United States Steel Corp.(e) ................          10,000      1,209,100

SYSTEMS SOFTWARE--1.5%
Microsoft Corp. .............................          43,000      1,530,800

THRIFTS & MORTGAGE FINANCE--0.9%
Federal Agricultural Mortgage Corp. Class C .          35,000        921,200

TOBACCO--1.2%
Altria Group, Inc. ..........................          16,000      1,209,280


                       See Notes to Financial Statements

Phoenix All-Cap Growth Fund


                                                      SHARES        VALUE
                                                    ----------  ------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
American Tower Corp. Class A ................          22,000   $    937,200
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $69,451,157)                                     87,881,148
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--10.4%

ADVERTISING--0.5%
MDC Partners, Inc. (Canada)(b)(e) ...........          50,000        487,000

COMMUNICATIONS EQUIPMENT--1.6%
Research In Motion Ltd. (Canada)(b) .........          11,000      1,247,401

Telefonaktiebolaget LM Ericsson
Sponsored ADR (Sweden) ......................          17,000        396,950
                                                                ------------
                                                                   1,644,351
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
CNH Global NV (Netherlands)(e) ..............          18,000      1,184,760

HEAVY ELECTRICAL EQUIPMENT--1.2%
ABB Ltd. Sponsored ADR (Switzerland) ........          44,000      1,267,200

OIL & GAS EQUIPMENT & SERVICES--1.4%
Schlumberger Ltd. (Netherlands)(e) ..........          15,000      1,475,550

SEMICONDUCTOR EQUIPMENT--1.0%
ASML Holding N.V. (Netherlands)(b)(e) .......          31,110        973,432

SEMICONDUCTORS--2.2%
O2Micro International Ltd. Sponsored ADR
(Taiwan)(b)(e) ..............................         190,000      2,192,600

WIRELESS TELECOMMUNICATION SERVICES--1.3%
America Movil S.A.B. de C.V. ADR
Series L (Mexico)                                      21,000      1,289,190
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,632,958)                                      10,514,083
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $77,084,115)                                     98,395,231
--------------------------------------------------------------------------------


                                                      SHARES        VALUE
                                                    ----------  ------------
SHORT-TERM INVESTMENTS--27.0%

MONEY MARKET MUTUAL FUNDS--24.2%
State Street Navigator Prime Plus
(4.88% seven-day effective yield)(d) ........      24,388,760   $ 24,388,760



                                                       PAR
                                                      VALUE
                                                      (000)
                                                   ----------
COMMERCIAL PAPER(f)--2.8%
Praxair, Inc. 3.60%, 1/2/08 .................      $    2,830      2,829,717
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $27,218,477)                                     27,218,477
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--124.5%
(IDENTIFIED COST $104,302,592)                                   125,613,708(a)
--------------------------------------------------------------------------------

Other assets and liabilities, net--(24.5)%                       (24,735,614)
                                                                ------------
NET ASSETS--100.0%                                              $100,878,094
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,604,573 and gross depreciation of $5,293,457 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $104,302,592.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) Represents security purchased with cash collateral received for securities on loan.
(e)  All or a portion of security is on loan.
(f)  The rate shown is the discount rate.


                       See Notes to Financial Statements
8

Phoenix All-Cap Growth Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007


ASSETS
Investment securities at value
  including $24,282,622 of securities on loan
  (Identified cost $104,302,592)                            $125,613,708
Receivables
  Dividends                                                       96,685
  Investment securities sold                                       3,905
  Tax reclaims                                                     2,226
Prepaid expenses                                                  25,751
Other assets                                                      22,526
                                                            ------------
Total assets                                                 125,764,801
                                                            ------------
LIABILITIES
Cash overdraft                                                       296
Payables
  Fund shares repurchased                                        195,614
  Investment securities purchased                                 84,417
  Upon return of securities loaned                            24,388,760
  Investment advisory fee                                         74,199
  Transfer agent fee                                              40,671
  Distribution and service fees                                   29,908
  Professional fee                                                22,964
  Trustee deferred compensation plan                              22,526
  Administration fee                                               7,384
  Trustees' fee                                                      996
  Other accrued expenses                                          18,972
                                                            ------------
     Total liabilities                                        24,886,707
                                                            ------------
NET ASSETS                                                  $100,878,094
                                                            ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $ 79,568,376
Accumulated net investment loss                                   (1,398)
Net unrealized appreciation                                   21,311,116
                                                            ------------
NET ASSETS                                                  $100,878,094
                                                            ============
CLASS A
Net asset value per share (net assets/shares outstanding)         $14.48
Offering price per share $14.48 /(1-5.75%)                        $15.36
Shares of beneficial interest outstanding,
  no par value, unlimited authorization                        6,120,314
Net Assets                                                  $ 88,630,974

CLASS B
Net asset value (net assets/shares outstanding) and
  offering price per share                                        $11.77
Shares of beneficial interest outstanding,  no par value,
  unlimited authorization                                        458,764
Net Assets                                                  $  5,401,824

CLASS C

Net asset value (net assets/shares outstanding) and
  offering price per share                                        $11.77
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                        581,660
Net Assets                                                  $  6,845,296




                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007


INVESTMENT INCOME
Dividends                                                    $   889,176
Interest                                                         146,745
Security lending                                                  61,662
Foreign taxes withheld                                            (1,401)
                                                             -----------
     Total investment income                                   1,096,182
                                                             -----------
EXPENSES
Investment advisory fee                                          909,440
Service fees, Class A                                            236,042
Distribution and service fees, Class B                            59,423
Distribution and service fees, Class C                            70,709
Administration fee                                                89,401
Transfer agent                                                   232,363
Printing                                                          51,197
Professional                                                      31,074
Registration                                                      28,575
Custodian                                                         13,759
Trustees                                                           9,299
Miscellaneous                                                     14,457
                                                             -----------
     Total expenses                                            1,745,739
Custodian fees paid indirectly                                      (492)
                                                             -----------
     Net expenses                                              1,745,247
                                                             -----------
NET INVESTMENT INCOME (LOSS)                                    (649,065)
                                                             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                       18,100,013
Net change in unrealized appreciation (depreciation)
  on investments                                              (3,852,693)
                                                             -----------
NET GAIN (LOSS) ON INVESTMENTS                                14,247,320
                                                             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                            $13,598,255
                                                             ===========

                       See Notes to Financial Statements

Phoenix All-Cap Growth Fund


STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Year Ended            Year Ended
                                                                              December 31, 2007    December 31, 2006
                                                                             ------------------    ------------------
FROM OPERATIONS
  Net investment income (loss)                                                  $    (649,065)       $  (1,048,869)
  Net realized gain (loss)                                                         18,100,013           10,976,954
  Net change in unrealized appreciation (depreciation)                             (3,852,693)          (9,589,074)
                                                                                -------------        -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      13,598,255              339,011
                                                                                -------------        -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains, Class A                                           (1,901,994)                  --
  Net realized short-term gains, Class B                                             (137,967)                  --
  Net realized short-term gains, Class C                                             (177,659)                  --
  Net realized long-term gains, Class A                                           (14,171,495)          (9,398,014)
  Net realized long-term gains, Class B                                            (1,029,421)            (754,984)
  Net realized long-term gains, Class C                                            (1,309,601)            (821,786)
                                                                                -------------        -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (18,728,137)         (10,974,784)
                                                                                -------------        -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (467,084 and 412,719 shares, respectively)          7,241,156            6,774,112
  Net asset value of shares issued from reinvestment of distributions
     (745,575 and 460,815 shares, respectively)                                    10,949,372            7,103,001
  Cost of shares repurchased (1,546,005 and 2,534,156 shares, respectively)       (25,262,011)         (41,118,178)
                                                                                -------------        -------------
Total                                                                              (7,071,483)         (27,241,065)
                                                                                -------------        -------------
CLASS B
  Proceeds from sales of shares (101,705 and 83,810 shares, respectively)           1,437,894            1,217,144
  Net asset value of shares issued from reinvestment of distributions
     (78,655 and 46,661 shares, respectively)                                         942,918              615,783
  Cost of shares repurchased (238,293 and 331,895 shares, respectively)            (3,305,339)          (4,715,633)
                                                                                -------------        -------------
Total                                                                                (924,527)          (2,882,706)
                                                                                -------------        -------------
CLASS C
  Proceeds from sales of shares (119,628 and 59,280 shares, respectively)           1,619,550              832,746
  Net asset value of shares issued from reinvestment of distributions
     (65,664 and 38,410 shares, respectively)                                         785,258              507,324
  Cost of shares repurchased (174,590 and 233,291 shares, respectively)            (2,407,531)          (3,286,405)
                                                                                -------------        -------------
Total                                                                                  (2,723)          (1,946,335)
                                                                                -------------        -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (7,998,733)         (32,070,106)
                                                                                -------------        -------------
  NET INCREASE (DECREASE) IN NET ASSETS                                           (13,128,615)         (42,705,879)

NET ASSETS
  Beginning of period                                                             114,006,709          156,712,588
                                                                                -------------        -------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
    $(1,398) AND $(719), RESPECTIVELY)                                          $ 100,878,094        $ 114,006,709
                                                                                =============        =============

                       See Notes to Financial Statements

Phoenix All-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                    --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                      2007               2006            2005           2004            2003
Net asset value, beginning of period                $ 15.45            $ 16.75         $  16.51       $  15.10        $  10.74
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.08)             (0.11)           (0.12)         (0.05)          (0.11)
  Net realized and unrealized gain (loss)              2.13               0.26             1.39           1.46            4.47
                                                    -------            -------         --------       --------        --------
     TOTAL FROM INVESTMENT OPERATIONS                  2.05               0.15             1.27           1.41            4.36
                                                    -------            -------         --------       --------        --------
LESS DISTRIBUTIONS
  Distributions from net realized gains               (3.02)             (1.45)           (1.03)            --              --
                                                    -------            -------         --------       --------        --------
     TOTAL DISTRIBUTIONS                              (3.02)             (1.45)           (1.03)            --              --
                                                    -------            -------         --------       --------        --------
Change in net asset value                             (0.97)             (1.30)            0.24           1.41            4.36
                                                    -------            -------         --------       --------        --------
NET ASSET VALUE, END OF PERIOD                      $ 14.48            $ 15.45         $  16.75       $  16.51        $  15.10
                                                    =======            =======         ========       ========        ========
Total return(2)                                       13.43 %             1.09 %           7.62 %         9.34 %         40.60 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $88,631            $99,699         $135,930       $168,498        $185,964

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.53 %             1.50 %           1.46 %         1.43 %          1.48 %
  Net investment income (loss)                        (0.51)%            (0.68)%          (0.73)%        (0.32)%         (0.87)%
Portfolio turnover                                       57 %               73 %             69 %           47 %            42 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.


                       See Notes to Financial Statements

Phoenix All-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                     CLASS B
                                                    --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                      2007               2006            2005           2004            2003
Net asset value, beginning of period                 $13.16             $14.59          $ 14.61        $ 13.46         $  9.64
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.18)             (0.20)           (0.22)         (0.15)          (0.18)
  Net realized and unrealized gain (loss)              1.81               0.22             1.23           1.30            4.00
                                                     ------             ------          -------        -------         -------
     TOTAL FROM INVESTMENT OPERATIONS                  1.63               0.02             1.01           1.15            3.82
                                                     ------             ------          -------        -------         -------
LESS DISTRIBUTIONS
  Distributions from net realized gains               (3.02)             (1.45)           (1.03)            --              --
                                                     ------             ------          -------        -------         -------
TOTAL DISTRIBUTIONS                                   (3.02)             (1.45)           (1.03)            --              --
                                                     ------             ------          -------        -------         -------
Change in net asset value                             (1.39)             (1.43)           (0.02)          1.15            3.82
                                                     ------             ------          -------        -------         -------
NET ASSET VALUE, END OF PERIOD                       $11.77             $13.16          $ 14.59        $ 14.61         $ 13.46
                                                     ======             ======          =======        =======         =======
Total return(2)                                       12.57 %             0.34 %           6.84 %         8.54 %         39.63 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $5,402             $6,798          $10,476        $12,316         $15,635
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.28 %             2.25 %           2.21 %         2.18 %          2.23 %
  Net investment income (loss)                        (1.27)%            (1.43)%          (1.48)%        (1.10)%         (1.62)%
Portfolio turnover                                       57 %               73 %             69 %           47 %            42 %

                                                                                     CLASS C
                                                    --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                      2007               2006            2005           2004            2003
Net asset value, beginning of period                 $13.15             $14.59          $ 14.61        $ 13.46         $  9.64
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.18)             (0.20)           (0.22)         (0.15)          (0.19)
  Net realized and unrealized gain (loss)              1.82               0.21             1.23           1.30            4.01
                                                     ------             ------          -------        -------         -------
     TOTAL FROM INVESTMENT OPERATIONS                  1.64               0.01             1.01           1.15            3.82
                                                     ------             ------          -------        -------         -------
LESS DISTRIBUTIONS
  Distributions from net realized gains               (3.02)             (1.45)           (1.03)            --              --
                                                     ------             ------          -------        -------         -------
TOTAL DISTRIBUTIONS                                   (3.02)             (1.45)           (1.03)            --              --
                                                     ------             ------          -------        -------         -------
Change in net asset value                             (1.38)             (1.44)           (0.02)          1.15            3.82
                                                     ------             ------          -------        -------         -------
NET ASSET VALUE, END OF PERIOD                       $11.77             $13.15          $ 14.59        $ 14.61         $ 13.46
                                                     ======             ======          =======        =======         =======
Total return(2)                                       12.66 %             0.27 %           6.84 %         8.54%          39.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $6,845             $7,509          $10,307        $12,830         $14,748

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.28 %             2.25 %           2.21 %         2.18 %          2.23%
  Net investment income (loss)                        (1.26)%            (1.43)%          (1.48)%        (1.09)%         (1.62)%
Portfolio turnover                                       57 %               73 %             69 %           47 %            42 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.


                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

PHOENIX SMALL-CAP GROWTH FUND


     THE PHOENIX SMALL-CAP GROWTH FUND ("SMALL-CAP GROWTH FUND," THE "FUND") SEEKS LONG-TERM CAPITAL APPRECIATION WITH DIVIDEND INCOME A SECONDARY CONSIDERATION.

/ / For the fiscal year ended December 31, 2007, the Fund's Class A shares returned 8.63%, Class B shares returned 7.82%, and Class C shares returned 7.82%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.49%; and Russell 2000(R) Growth Index, the Fund's style-specific benchmark, returned 7.05%.

     All performance figures assume the reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULT AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

/ / After posting positive returns during the first nine months of 2007, the US equity markets declined during the fourth quarter. The unraveling of the subprime lending industry which began to receive attention in the second and third quarters, gained considerable momentum during the fourth quarter. It seemed as if every large bank had higher than expected exposure to subprime loans and was forced to take significant writeoffs as the values of these loans declined. Although the markets rallied when the Federal Reserve lowered short-term interest rates and provided increasing levels of liquidity, these rallies proved fleeting as fear that the US would slip into recession in 2008 dominated the headlines. As a result most US equity markets posted relatively modest returns during 2007.

/ / Looking back at 2007, despite the markets decline in the fourth quarter, Phoenix Small-Cap Growth Fund posted good positive returns on an absolute and relative basis.

/ / In the consumer discretionary sector LKQ Corp. was the biggest contributor to the Fund's performance. LKQ is the largest provider of replacement and refurbished auto parts. Some of our gains in the consumer discretionary sector were offset by losses in Century Casinos and Ambassadors International. Although both companies struggled to achieve our earnings estimates during 2007, we believe they represent good opportunities. We did slightly increase our position in each during 2007, and are cautiously optimistic that management can turn these companies around.

/ / The Fund was fortunate not to have any direct exposure to subprime lenders during 2007. Moreover, Gamco Investors was one of the Fund's biggest contributors to performance during 2007. Although the stock struggled during 2006 for a variety of reasons, we remained confident in the value of this franchise and maintained the Fund's position in the securities a move which paid off. In contrast, WP Stewart was an asset manager for which we lost confidence in managements ability to turn around performance, and as such we sold the fund's entire position. Despite taking a loss in our position, this turned out to be a good decision as the stock continued to decline after the Fund's exit.

/ / Technology was another strong contributor to performance during 2007. The biggest contributors in this area were O2 Micro and Stratasys. O2 Micro develops and designs semiconductors which combine analog and digital circuits. Their chips are used in laptop computers and flat panel TVs. The company struggled during 2006 because of litigation expenses. We thought the company offered an excellent risk reward opportunity early in 2007 and substantially increased the Fund's exposure. As the company worked through its litigation issues favorably and the stock worked its way higher the Fund took some profits this investment.

/ / The biggest detractors from performance from an industry standpoint were industrials and healthcare. Although the Fund had success on an individual level with certain investments in each area, in aggregate performance results in these areas were mixed. In industrials for example, Peoplesupport, which provides outsourced call centers in the Philippines, hindered performance. Although the company was successful in growing its business we did not foresee the negative impact that an appreciating Philippine peso and falling US dollar would have on its profitability.

/ / In healthcare Nektar Therapeutics was the Fund's biggest loser as the company's lead product, an inhaled version of insulin called Exubera, failed to garner the market share that we thought possible for an innovative new technology. Some of theses losses were offset by MGI Pharmaceuticals which agreed to be acquired by Eisai at a nice premium.

/ / In summary, we were relatively satisfied with the Fund's performance during 2007 in what turned out to be a challenging year on many economic fronts. Looking ahead to 2008, we remain optimistic that there are significant opportunities in the small cap arena. Moreover, we continue to believe that the strategy of investing in companies that have the potential to provide strong earnings growth, with high or rising return on invested capital and strong competitive positions, can continue to provide strong investment results for the Fund.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or conditions and should not be relied on as investment advice.

Small-cap investing includes the risks of greater price volatility, less liquidity and increased competitive threat.

Investing in funds that use aggressive investment strategies such as short selling, leverage, and the use of derivatives may produce higher losses than funds that do not use these investment strategies.


  For information regarding the indexes and certain investment terms, see the glossary on page 2.

Phoenix Small-Cap Growth Fund


TICKER SYMBOLS:
A Share: PAMAX
B Share: PSMGX
C Share: PEMCX


AVERAGE ANNUAL TOTAL RETURNS(1) for periods ending 12/31/07
--------------------------------------------------------------------------------

                                           1 year     5 years    10 years
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                    8.63%      15.07%      5.87%
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                  2.38       13.71       5.24
--------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                    7.82       14.20       5.07
--------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                 3.82       14.20       5.07
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                    7.82       14.21       5.07
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                 7.82       14.21       5.07
--------------------------------------------------------------------------------
S&P 500(R) INDEX                            5.49       12.83       5.92
--------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX                7.05       16.50       4.32

FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.68%, NET 1.60%; B SHARES: GROSS 2.43%, NET 2.35%; C SHARES: GROSS 2.43%, NET 2.35%.

     ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH 4/30/07. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 for periods ending 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class A, Class B, and Class C shares. The total return on Class A shares reflects the maximum sales charges of 5.75% on the initial investment. The total return for Class B shares includes applicable CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charge which is 1% the first year and 0% thereafter. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:

          Phoenix Small Cap   Phoenix Small Cap     Phoenix Small Cap   Russell 2000(R)
            Fund Class A        Fund Class B          Fund Class C       Growth Index       S&P 500(R) Index
12/31/97         9,425            10,000                 10,000            10,000               10,000
12/31/98        10,772            11,339                 11,334            10,123               12,876
12/31/99        19,884            20,778                 20,764            14,485               15,597
12/29/00        16,981            17,613                 17,598            11,236               14,164
12/31/01        11,890            12,241                 12,231            10,199               12,482
12/31/02         8,262             8,442                  8,437             7,113                9,723
12/31/03        12,253            12,423                 12,413            10,566               12,515
12/31/04        13,264            13,344                 13,339            12,077               13,875
12/30/05        14,556            14,538                 14,528            12,579               14,558
12/29/06        15,344            15,210                 15,205            14,257               16,856
12/31/07        16,668            16,399                 16,394            15,262               17,782



SECTOR WEIGHTINGS as of 12/31/07*
--------------------------------------------------------------------------------
Information Technology                          27%
Consumer Discretionary                          24
Industrials                                     20
Health Care                                     14
Financials                                       8
Consumer Staples                                 4
Telecommunication Services                       3
--------------------------------------------------------------------------------
* % of total investments as of December 31, 2007.



  For information regarding the indexes and certain investment terms, see the glossary on page 2.


                       See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007



                                                      SHARES        VALUE
                                                    ----------  ------------
DOMESTIC COMMON STOCKS--92.5%

AEROSPACE & DEFENSE--1.9%
TransDigm Group, Inc.(b) ....................          57,000   $  2,574,690

AIR FREIGHT & LOGISTICS--0.9%
Pacer International, Inc. ...................          86,000      1,255,600

ALTERNATIVE CARRIERS--2.6%
Cogent Communications Group, Inc.(b) ........         154,000      3,651,340

APPLICATION SOFTWARE--3.3%
Blackboard, Inc.(b) .........................          93,000      3,743,250
Smith Micro Software, Inc.(b) ...............          98,000        830,060
                                                                ------------
                                                                   4,573,310
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--5.1%
GAMCO Investors, Inc. Class A ...............         103,000      7,127,600

AUTOMOTIVE RETAIL--1.3%
Advance Auto Parts, Inc. ....................          49,000      1,861,510

BIOTECHNOLOGY--0.7%
La Jolla Pharmaceutical Co.(b) ..............         138,000        540,960
NPS Pharmaceuticals, Inc.(b) ................         120,000        459,600
                                                                ------------
                                                                   1,000,560
                                                                ------------
BROADCASTING & CABLE TV--0.5%
Global Traffic Network, Inc.(b) .............         108,000        704,160

CASINOS & GAMING--4.4%
Century Casinos, Inc.(b) ....................         357,000      2,299,080
Multimedia Games, Inc.(b) ...................          87,000        725,580
Scientific Games Corp. Class A(b) ...........          77,000      2,560,250
Shuffle Master, Inc.(b) .....................          48,000        575,520
                                                                ------------
                                                                   6,160,430
                                                                ------------
COMPUTER HARDWARE--4.1%
Avid Technology, Inc.(b) ....................          27,000        765,180
Stratasys, Inc.(b) ..........................         189,000      4,883,760
                                                                ------------
                                                                   5,648,940
                                                                ------------
DISTRIBUTORS--4.3%
LKQ Corp.(b) ................................         287,000      6,032,740


                                                      SHARES        VALUE
                                                    ----------  ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--10.5%
Advisory Board Co. (The)(b) .................          77,000   $  4,942,630
Corporate Executive Board Co. (The) .........          83,000      4,988,300
Huron Consulting Group, Inc.(b) .............          57,000      4,595,910
                                                                ------------
                                                                  14,526,840
                                                                ------------
EDUCATION SERVICES--2.9%
Strayer Education, Inc. .....................          24,000      4,093,920

ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
Acacia Research - Acacia Technologies(b) ....          86,000        772,280

HEALTH CARE EQUIPMENT--2.7%
Quidel Corp.(b) .............................         195,000      3,796,650

HEALTH CARE SERVICES--1.7%
Health Grades, Inc.(b) ......................         150,000        892,500
Nighthawk Radiology Holdings, Inc.(b) .......          70,000      1,473,500
                                                                ------------
                                                                   2,366,000
                                                                ------------
HEALTH CARE SUPPLIES--0.8%
Immucor, Inc.(b) ............................          31,000      1,053,690

HOTELS, RESORTS & CRUISE LINES--1.4%
Ambassadors Group, Inc. .....................          76,000      1,391,560
Ambassadors International, Inc. .............          40,000        585,000
                                                                ------------
                                                                   1,976,560
                                                                ------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--1.8%
Resources Connection, Inc. ..................         135,000      2,451,600

INDUSTRIAL MACHINERY--1.4%
Axsys Technologies, Inc.(b) .................          53,000      1,942,450

INTERNET RETAIL--0.8%
Stamps.Com, Inc.(b) .........................          92,000      1,120,560

INTERNET SOFTWARE & SERVICES--10.1%
Equinix, Inc. ...............................          33,000      3,335,310
Internet Capital Group, Inc. ................         260,000      3,052,400
j2 Global Communications, Inc.(b) ...........         126,000      2,667,420
Kana Software, Inc.(b) ......................         183,580        440,592
Liquidity Services, Inc. ....................         246,980      3,186,042
Switch & Data Facilities Co., Inc.(b) .......          49,840        798,437
WebSense, Inc.(b) ...........................          32,000        543,360
                                                                ------------
                                                                  14,023,561
                                                                ------------
                       See Notes to Financial Statements
16

Phoenix Small-Cap Growth Fund


                                                      SHARES        VALUE
                                                    ----------  ------------
IT CONSULTING & OTHER SERVICES--0.5%
SM&A(b) .....................................         116,000   $    676,280

LEISURE FACILITIES--3.0%
Life Time Fitness, Inc.(b) ..................          47,000      2,334,960
Vail Resorts, Inc.(b) .......................          35,000      1,883,350
                                                                ------------
                                                                   4,218,310
                                                                ------------
LEISURE PRODUCTS--2.4%
MarineMax, Inc. .............................          37,000        573,500
Polaris Industries, Inc. ....................          57,000      2,722,890
                                                                ------------
                                                                   3,296,390
                                                                ------------
LIFE SCIENCES TOOLS & SERVICES--1.3%
Nektar Therapeutics(b) ......................         269,000      1,804,990

OFFICE SERVICES & SUPPLIES--3.0%
PeopleSupport, Inc.(b) ......................         305,000      4,172,400

PACKAGED FOODS & MEATS--0.6%
Hain Celestial Group, Inc. (The)(b) .........          27,000        864,000

PHARMACEUTICALS--7.8%
Barrier Therapeutics, Inc.(b) ...............          34,000        133,960
Medicis Pharmaceutical Corp. Class A ........         141,000      3,661,770
MGI Pharma, Inc.(b) .........................         142,000      5,755,260
Salix Pharmaceuticals Ltd.(b) ...............          57,000        449,160
Sepracor, Inc.(b) ...........................          32,000        840,000
                                                                ------------
                                                                  10,840,150
                                                                ------------
RESTAURANTS--1.3%
Cheesecake Factory, Inc. (The)(b) ...........          40,000        948,400
PF Chang's China Bistro, Inc.(b) ............          13,000        296,920
Texas Roadhouse, Inc. Class A(b) ............          50,000        553,000
                                                                ------------
                                                                   1,798,320
                                                                ------------
SEMICONDUCTORS--4.7%
ON Semiconductor Corp.(b) ...................         365,000      3,241,200
Ramtron International Corp.(b) ..............         192,000        825,600
Semtech Corp.(b) ............................          46,000        713,920
Techwell, Inc.(b) ...........................         156,000      1,717,560
                                                                ------------
                                                                   6,498,280
                                                                ------------

                                                      SHARES        VALUE
                                                    ----------  ------------
SOFT DRINKS--2.5%
Hansen Natural Corp.(b) .....................          78,000   $  3,454,620

THRIFTS & MORTGAGE FINANCE--1.6%
Federal Agricultural Mortgage Corp. Class C .          82,000      2,158,240
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $88,823,785)                                    128,496,971
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.4%

ADVERTISING--1.4%
MDC Partners, Inc. (Canada)(b) ..............         203,000      1,977,220

APPLICATION SOFTWARE--0.3%
Retalix Ltd. (United States)(b) .............          24,000        373,920

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
012 Smile.Communications Ltd. (Israel)(b) ...          96,500      1,250,640

SEMICONDUCTORS--3.8%
O2Micro International Ltd. Sponsored
ADR (Taiwan)(b) .............................         455,000      5,250,700
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,558,917)                                       8,852,480
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $96,382,702)                                    137,349,451
----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                     --------
SHORT-TERM INVESTMENTS--0.5%
COMMERCIAL PAPER(d)--0.5%
Praxair, Inc. 3.60%, 1/2/08 .................        $    690        689,931
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $689,931)                                           689,931
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $97,072,633)                                    138,039,382(a)

Other assets and liabilities, net--0.6% .....                        767,890
                                                                ------------
NET ASSETS--100.0%                                              $138,807,272
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $52,074,259 and gross depreciation of $11,148,305 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $97,113,428.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.


                       See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007

ASSETS
Investment securities at value,
  (Identified cost $97,072,633)                             $138,039,382
Cash                                                               2,340
Receivables
  Investment securities sold                                   1,193,700
  Fund shares sold                                                87,408
  Dividends                                                       64,885
Prepaid expenses                                                  23,038
Other assets                                                      35,388
                                                            ------------
     Total assets                                            139,446,141
                                                            ------------
LIABILITIES
Payables
  Fund shares repurchased                                        289,525
  Investment advisory fee                                        111,884
  Transfer agent fee                                              93,504
  Distribution and service fees                                   52,437
  Trustee deferred compensation plan                              35,388
  Professional fee                                                23,058
  Administration fee                                              10,185
  Trustees' fee                                                    1,354
  Other accrued expenses                                          21,534
                                                            ------------
Total liabilities                                                638,869
                                                            ------------
NET ASSETS                                                  $138,807,272
                                                            ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $179,640,738
Accumulated net investment loss                                   (1,413)
Accumulated net realized loss                                (81,798,802)
Net unrealized appreciation                                   40,966,749
                                                            ------------
NET ASSETS                                                  $138,807,272
                                                            ============
CLASS A
Net asset value per share (net assets/shares outstanding)         $37.26
Offering price per share $37.26/(1-5.75%)                         $39.53
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                      2,794,563
Net Assets                                                  $104,134,793

CLASS B
Net asset value (net assets/shares outstanding)
  and offering price per share                                    $34.19
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                        565,064
Net Assets                                                  $ 19,319,880

CLASS C
Net asset value (net assets/shares outstanding)
  and offering price per share                                    $34.18
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                        449,210
Net Assets                                                  $ 15,352,599




                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007


INVESTMENT INCOME
Dividends                                                   $    758,738
Interest                                                          97,711
Foreign taxes withheld                                            (3,425)
                                                            ------------
     Total investment income                                     853,024
                                                            ------------
EXPENSES
Investment advisory fee                                        1,444,272
Service fees, Class A                                            286,965
Distribution and service fees, Class B                           233,372
Distribution and service fees, Class C                           167,957
Administration fee                                               129,457
Transfer agent                                                   509,537
Printing                                                          78,623
Registration                                                      38,991
Professional                                                      28,506
Custodian                                                         19,014
Trustees                                                          13,512
Miscellaneous                                                     23,840
                                                            ------------
     Total expenses                                            2,974,046
Less expenses reimbursed by the administrator                    (82,418)
Custodian fees paid indirectly                                    (3,561)
                                                            ------------
Net expenses                                                   2,888,067
                                                            ------------
NET INVESTMENT INCOME (LOSS)                                  (2,035,043)
                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                       28,707,694
Net change in unrealized appreciation (depreciation)
  on investments                                             (13,242,233)
                                                            ------------
NET GAIN (LOSS) ON INVESTMENTS                                15,465,461
                                                            ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $ 13,430,418
                                                            ============

                       See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Year Ended            Year Ended
                                                                              December 31, 2007    December 31, 2006
                                                                             ------------------    ------------------
FROM OPERATIONS
  Net investment income (loss)                                                  $  (2,035,043)       $  (2,786,126)
  Net realized gain (loss)                                                         28,707,694           22,529,196
  Net change in unrealized appreciation (depreciation)                            (13,242,233)         (11,568,833)
                                                                                -------------        -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      13,430,418            8,174,237
                                                                                -------------        -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (219,365 and 536,079 shares, respectively)          8,088,164           18,166,467
  Cost of shares repurchased (951,001 and 2,189,895 shares, respectively)         (34,951,762)         (71,458,675)
                                                                                -------------        -------------
Total                                                                             (26,863,598)         (53,292,208)
                                                                                -------------        -------------
CLASS B
Proceeds from sales of shares (28,127 and 49,354 shares, respectively)                950,239            1,532,290
Cost of shares repurchased (318,853 and 550,001 shares, respectively)             (10,786,617)         (17,078,462)
                                                                                -------------        -------------
Total                                                                              (9,836,378)         (15,546,172)
                                                                                -------------        -------------
CLASS C
  Proceeds from sales of shares (19,640 and 23,731 shares, respectively)              673,062              744,255
  Cost of shares repurchased (151,729 and 223,265 shares, respectively)            (5,112,823)          (6,848,133)
                                                                                -------------        -------------
Total                                                                              (4,439,761)          (6,103,878)
                                                                                -------------        -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (41,139,737)         (74,942,258)
                                                                                -------------        -------------
  NET INCREASE (DECREASE) IN NET ASSETS                                           (27,709,319)         (66,768,021)

NET ASSETS
  Beginning of period                                                             166,516,591          233,284,612
                                                                                -------------        -------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
     $(1,413) AND $(799), RESPECTIVELY)                                         $ 138,807,272        $ 166,516,591
                                                                                =============        =============


                                                                              19
                       See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                    --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                      2007               2006            2005           2004            2003
Net asset value, beginning of period               $  34.30           $  32.53         $  29.65       $  27.39        $  18.47
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.41)             (0.39)           (0.35)         (0.31)          (0.30)
  Net realized and unrealized gain (loss)              3.37               2.16             3.23           2.57            9.22
                                                   --------           --------         --------       --------        --------
     TOTAL FROM INVESTMENT OPERATIONS                  2.96               1.77             2.88           2.26            8.92
                                                   --------           --------         --------       --------        --------
Change in net asset value                              2.96               1.77             2.88           2.26            8.92
                                                   --------           --------         --------       --------        --------
NET ASSET VALUE, END OF PERIOD                     $  37.26           $  34.30         $  32.53       $  29.65        $  27.39
                                                   ========           ========         ========       ========        ========
Total return(2)                                        8.63 %             5.41 %           9.75%          8.25 %         48.29 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $104,135           $120,953         $168,527       $255,698        $237,347

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                               1.67 %             1.60 %           1.58 %         1.58 %          1.58 %
  Gross operating expenses                             1.72 %             1.68 %           1.69 %         1.68 %          1.71 %
  Net investment income (loss)                        (1.12)%            (1.16)%          (1.18)%        (1.15)%         (1.35)%
Portfolio turnover                                       35 %               22 %             12 %           38 %            35 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.


                       See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS B
                                                    --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                      2007               2006            2005           2004            2003
Net asset value, beginning of period                $ 31.71            $ 30.30          $ 27.82        $ 25.90         $ 17.60
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.64)             (0.59)           (0.54)         (0.50)          (0.44)
  Net realized and unrealized gain (loss)              3.12               2.00             3.02           2.42            8.74
                                                    -------            -------          -------        -------         -------
     TOTAL FROM INVESTMENT OPERATIONS                  2.48               1.41             2.48           1.92            8.30
                                                    -------            -------          -------        -------         -------
Change in net asset value                              2.48               1.41             2.48           1.92            8.30
                                                    -------            -------          -------        -------         -------
NET ASSET VALUE, END OF PERIOD                      $ 34.19            $ 31.71          $ 30.30        $ 27.82         $ 25.90
                                                    =======            =======          =======        =======         =======
Total return(2)                                        7.82 %             4.62 %           8.95 %         7.41 %         47.16 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $19,320            $27,138          $41,105        $58,574         $83,515

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                               2.42 %             2.35 %           2.34 %         2.33 %          2.33 %
  Gross operating expenses                             2.47 %             2.44 %           2.44 %         2.42 %          2.47 %
  Net investment income (loss)                        (1.87)%            (1.91)%          (1.93)%        (1.93)%         (2.10)%
Portfolio turnover                                       35 %               22 %             38 %           35 %            40 %

                                                                                     CLASS C
                                                    --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                      2007               2006            2005           2004            2003
Net asset value, beginning of period                $ 31.70            $ 30.29          $ 27.81        $ 25.88         $ 17.59
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.64)             (0.59)           (0.54)         (0.49)          (0.44)
  Net realized and unrealized gain (loss)              3.12               2.00             3.02           2.42            8.73
                                                    -------            -------          -------        -------         -------
     TOTAL FROM INVESTMENT OPERATIONS                  2.48               1.41             2.48           1.93            8.29
                                                    -------            -------          -------        -------         -------
Change in net asset value                              2.48               1.41             2.48           1.93            8.29
                                                    -------            -------          -------        -------         -------
NET ASSET VALUE, END OF PERIOD                      $ 34.18            $ 31.70          $ 30.29        $ 27.81         $ 25.88
                                                    =======            =======          =======        =======         =======
Total return(2)                                        7.82 %             4.66 %           8.92 %         7.46 %         47.13 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $15,352            $18,426          $23,653        $30,280         $38,514

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                               2.42 %             2.36 %           2.34 %         2.33 %          2.33 %
  Gross operating expenses                             2.47 %             2.43 %           2.44 %         2.42 %          2.47 %
  Net investment income (loss)                        (1.87)%            (1.91)%          (1.93)%        (1.92)%         (2.10)%
Portfolio turnover                                       35 %               22 %             38 %           35 %            40 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.

                       See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


1. ORGANIZATION

     The Phoenix Investment Trust 06 (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

     Currently two Funds are offered for sale (each, a "Fund"). The Phoenix All-Cap Growth Fund ("All-Cap Growth Fund") and the Phoenix Small-Cap Growth Fund ("Small-Cap Growth Fund") are each diversified and each has an investment objective of long-term growth of capital.

     The Funds offer the following classes of shares for sale:

                                 Class A      Class B       Class C
                                 --------     --------     --------
All-Cap Growth Fund .........       X            X             X
Small-Cap Growth Fund .......       X            X             X

     Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures. The Funds will be adopting SFAS 157 effective with the 3/31/08 reporting on the financial statements.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (CONTINUED)


     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 - 2007) for purposes of implementing FIN48, and has concluded that no provision for income tax is required in the Funds' financial statements. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for either Fund.

D. DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. SECURITY LENDING:

     The All-Cap Growth Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

     At December 31, 2007, the All-Cap Growth Fund had securities valued at $24,282,622 on loan. For collateral, the Fund received cash collateral of $24,388,760 and U.S. Government/Securities and Agency Securities valued at $636,752.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") ( the "Adviser"), an indirect wholly-owned subsidiary of the The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                 First $50      Next $450        Over $500
                                  Million        Million          Million
                                 ----------    ------------     -----------
All-Cap Growth Fund ...........     0.90%         0.80%            0.70%
Small-Cap Growth Fund .........     1.00%         0.90%            0.80%

     Engemann Asset Management ("Engemann"), an affiliate of PIC, is the subadviser to the Funds.

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (CONTINUED)


     As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended December 31, 2007, as follows:

                                 Class A            Class B           Class C
                                Net Selling         Deferred         Deferred
                                Commissions       Sales Charges    Sales Charges
                                -----------       -------------    -------------
All-Cap Growth Fund ..........     $3,278           $ 8,784             $269
Small-Cap Growth Fund ........      6,561            25,658              471

     In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended December 31, 2007, the Trust incurred administration fees totaling $218,858.

     For the Small-Cap Growth Fund, PEPCO had previously waived a portion of its administration fee (excluding interest, taxes, and extraordinary expenses) through April 30, 2007, so that other operating expenses did not exceed 0.50% of the first $50 million of the average daily net assets, which rate would be reduced at higher levels of net assets. Other operating expenses are defined as operating expenses excluding management fees and 12b-1 fees. PEPCO will not seek to recapture any operating expenses reimbursed under this arrangement unless authorized by the Board of Trustees.

     PEPCO serves as the Trust's transfer agent with Boston Financial Data Services Inc. serving as subtransfer agent. For the period ended December 31, 2007, transfer agent fees were $741,900 as reported in the Statements of Operations.

     At December 31, 2007, PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:
                                                                 Aggregate
                                                                 Net Asset
                                                    Shares         Value
                                                    -------     -----------
Small-Cap Growth Fund, Class A .............        104,565      $3,896,094

     Until March 1, 2007 the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Funds, and to the extent permitted by the 1940 Act, could have been invested in the shares of those Phoenix Funds selected by the trustees. Investments in such Phoenix Funds are included in "Other assets" on the Statement of Assets and Liabilities at December 31, 2007.

4. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended December 31, 2007, were as follows:

                                     Purchases          Sales
                                   -------------    ------------
All-Cap Growth Fund ............    $60,016,702      $86,253,773
Small-Cap Growth Fund ..........     53,172,713       88,164,856

     There were no purchases or sales of long-term U.S. Government and agency securities for the period ended December 31, 2007.

5. 10% SHAREHOLDERS

     At December 31, 2007, the All-Cap Growth Fund had an omnibus shareholder accounts (which is an account comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholder is not affiliated with PNX.

                                                           Number
                                         % of Shares         of
                                         Outstanding      Accounts
                                         ----------      ----------
                                           25.4%             1
6. ASSET CONCENTRATIONS

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At December 31, 2007, the Small-Cap Growth Fund held securities issued by various companies in the Information Technology sector comprising 27% of the total net assets of the Fund.

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (CONTINUED)



7. INDEMNIFICATIONS

     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

8. REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

     The Company does not believe that the outcome of these matters will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

     The Small-Cap Growth Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                             Expiration Year

            2009         2010             2011               Total
         ---------   ------------     -----------       -------------
          $  --       $72,918,058      $8,839,949        $81,758,007

     The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

     For the period ended December 31, 2007, the Fund utilized losses deferred in prior years against current year capital gains as follows:

Small-Cap Growth Fund ................................      $28,729,035

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2007, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                              Capital Paid In       Accumulated    Undistributed
                                on Shares of            Net             Net
                                 Beneficial          Realized       Investment
                                  Interest          Gain (Loss)    Income (Loss)
                               ----------------   -------------   -------------
All-Cap Growth Fund ........     $ 1,332,747      $(1,981,133)     $  648,386
Small-Cap Growth Fund ......      (2,034,429)              --       2,034,429

11. PLAN OF REORGANIZATION

     On November 15, 2007, the Board of Trustees of Phoenix Investment Trust 06 approved the reorganization of Phoenix All-Cap Growth Fund and the Phoenix Small-Cap Growth Fund (each a "Predecessor Fund"), each a series of Phoenix Investment Trust 06 into newly created funds named Phoenix All-Cap Growth Fund and the Phoenix Small-Cap Growth Fund (each a "Successor Fund"), each a series of Phoenix Equity Trust. The reorganization is expected to be complete on or about March 10, 2008. The Successor Funds' principal investment strategies, risks, fees and expenses, and portfolio team will be the same as those of the Predecessor Funds. The reorganization is a result of an effort to consolidate the number of trusts operating within the Phoenix Funds family.

12. SUBSEQUENT EVENT

     On February 7, 2008, Phoenix Companies, Inc. ("PNX") announced that it intends to spin off its asset management subsidiary, Phoenix Investment Partners, Ltd., to PNX's shareholders. Phoenix Investment Counsel, Inc., the adviser to the Phoenix Funds, Phoenix Equity Planning Corporation, the Phoenix Funds' administrator and transfer agent, and Engemann Asset Management, subadviser to the Funds, are also intended to be a part of the spin-off.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[PRICEWATERHOUSECOOPERS LOGO OMITTED]


To the Board of Trustees of
Phoenix Investment Trust 06 and Shareholders of
Phoenix All-Cap Growth Fund and
Phoenix Small-Cap Growth Fund

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix All-Cap Growth Fund and Phoenix Small-Cap Growth Fund (constituting Phoenix Investment Trust 06, hereafter referred to as the "Trust") at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
February 21, 2008

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

     For the fiscal year ended December 31, 2007, for federal income tax purposes, 33% of the ordinary income dividends earned by the All-Cap Growth Fund qualify for the dividends received deduction for corporate shareholders.

     For the fiscal year ended December 31, 2007, the All-Cap Growth Fund hereby designates 37%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

     For the fiscal year ended December 31, 2007, the All-Cap Growth Fund designates $15,578,592 as long term capital gains dividends.

--------------------------------------------------------------------------------

CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES'
DECEMBER 31, 2007 (UNAUDITED)


     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix Family of Funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or sub-adviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds1 are managed using a "manager of managers" structure that generally involves the use of one or more sub-advisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting sub-advisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing sub-advisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' sub-advisers, including (a) PIC's ability to select and monitor the sub-advisers; (b) PIC's ability to provide the services necessary to monitor the sub-advisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a sub-adviser should be replaced and to carry out the required changes. The Trustees also considered:
(d) the experience, capability and integrity of PIC's management and other personnel; (e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and (h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

     With respect to the sub-advisory Agreements, the Board noted that each sub-adviser provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, the Board considered each sub-adviser's investment management process, including (a) the experience, capability and integrity of the sub-adviser's management and other personnel committed by the sub-adviser to manage its respective Fund(s); (b) the financial position of the sub-adviser; (c) the quality and commitment of the sub-adviser's regulatory and legal compliance policies, procedures and systems; and (d) the sub-adviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each sub-adviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add sub-advisers as necessary, with a view toward improving Fund performance over the long term.


-----------------------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUB-ADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUB-ADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES'
DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)


     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

     After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the sub-adviser would be replaced in a timely manner.

     PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

     The Board did not separately review profitability information for each sub-adviser, noting that the sub-advisory fees are paid by PIC rather than the Funds.

     MANAGEMENT FEE AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

     The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by PIC and not by the Funds.

     ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the sub-adviser level.

FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of December 31, 2007, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
           NAME
       YEAR OF BIRTH
        YEAR ELECTED                                        PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                 DURING PAST 5 YEARS AND
     OVERSEEN BY TRUSTEE                                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                      Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
YOB: 1929                             Director, Urstadt Biddle Property Corp. (license monitor) .
Elected: 1993
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne                   Retired.
YOB: 1929
Elected: 1993
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries                   Retired.
YOB: 1930
Elected: 1995
57 Funds
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                      Managing Director, Almanac Capital Management (commodities business) (since
YOB: 1939                             2007). Partner, Stonington Partners, Inc. (private equity firm)
Elected 1980:                         (2001-2007). Director/Trustee, Evergreen Funds (88 portfolios.
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara                 Retired. Managing Director, U.S. Trust Company of New York (private bank)
YOB: 1951                             (1982-2006).
Elected: 2001
56 Funds
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                        Managing Director, Wydown Group (consulting firm) (1994-present). Chairman,
YOB: 1946                             Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial
Elected: 1993                         services) (1997-2006). Director, Stifel Financial. Chairman and Trustee,
54 Funds                              John Hancock Trust (93 portfolios) and John Hancock Funds II (74 portfolios). Non-Executive Chairman, Hudson Castle Group.
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson                   Managing Director, Northway Management Company (1998-present).
YOB: 1946
Elected: 1993
54 Funds
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
           NAME
       YEAR OF BIRTH
        YEAR ELECTED                                        PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                 DURING PAST 5 YEARS AND
     OVERSEEN BY TRUSTEE                                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck               Chairman, Amsterdam Molecular Therapeutics N.V. (biotechnology) (since
YOB: 1942                             2007). Director, The JPMorgan European Investment Trust (1998-present),
Elected:2006                          Galapagos N.V. (biotechnology) (2005-present). Director, EASDAQ (Chairman)
54 Funds                              (2001-present), Groupe SNEF (electrical and electronic installation)
                                      (1998-present). Managing Director, Almanij N.V. (financial holding company)
                                      (1992-2003). Director, KBC Bank and Insurance Holding Company (1992-2003),
                                      KBC Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank S.A.
                                      Luxembourgeoise (1992-2003), Investco N.V. (private equity company)
                                      (1992-2003), Gevaert N.V. (industrial holding company) (1992-2003), Fidea
                                      N.V. (insurance company) (1992-2003), Almafin N.V. (real estate investment company) (1992-2003), Centea N.V. (savings bank) (1992-2003), Degussa
                                      Antwerpen N.V. (1998-2004), Santens N.V. (textiles) (1999-2004), Dictaphone
                                      Corp. (2002-2006), Banco Urquijo (Chairman) (1998-2006).
------------------------------------------------------------------------------------------------------------------------------------

                              INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
           NAME
       YEAR OF BIRTH
        YEAR ELECTED                                        PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                 DURING PAST 5 YEARS AND
     OVERSEEN BY TRUSTEE                                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)                  Senior Executive Vice President and President, Asset Management (since
YOB: 1964                             2007), Senior Vice President and Chief Operating Officer, Asset Management
Elected: 2006                         (2004-2007), Vice President (2001-2004), The Phoenix Companies, Inc.
56 Funds                              Director and President (2006-present), Chief Operating Officer
                                      (2004-present), Executive Vice President (2004-2006), Vice President,
                                      Finance, (2001-2002), Phoenix Investment Partners, Ltd. Various senior officer and directorship positions with Phoenix affiliates. President
                                      (2006-present), Executive Vice President (2004-2006), the Phoenix Funds
                                      Family. Chairman, President and Chief Executive Officer, The Zweig Fund
                                      Inc. and The Zweig Total Return Fund Inc. (2006-present).
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)                Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
YOB: 1934
Elected: 2005
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)               Partner, Cross Pond Partners, LLC (2006-Present). Director, Argo Group
YOB: 1946                             International Holdings Ltd. (Insurance) and World Trust Fund and KBC Asset
Elected:99                            Management Ltd.
74 Funds
Chairman
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the 1940 Act, by reason of her former position as Director of the Phoenix Companies, Inc. and Phoenix Life Insurance Company. Subsequent to the period being reported, Ms. LaMarche retired from the Trust's Board of Trustees, so she no longer serves as a Trustee of the Trust.
(3) Mr. McLoughlin is an "interested person," as defined in the 1940 Act, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
  NAME, ADDRESS AND               TRUST AND LENGTH OF                                PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                     TIME SERVED                                      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss              Senior Vice President                     Assistant Treasurer (2001-present), Phoenix Equity
YOB: 1952                     since 2006.                               Planning Corporation. Vice President (2003-2007), Vice
                                                                        President, Head of Asset Management Operations (since
                                                                        2007), Phoenix Investment Partners, Ltd. Ms. Curtiss is
                                                                        also Treasurer of various other investment companies
                                                                        within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                  Vice President and Chief                  Chief Compliance Officer, Zweig-DiMenna Associates LLC
c/o Zweig-DiMenna             Compliance Officer since                  (1989-present). Vice President, The Zweig Total Return
Associates, LLC               2004.                                     Fund, Inc. (2004-present). Vice President, The Zweig
900 Third Avenue                                                        Fund, Inc. (2004-present). President and Director of
New York, NY 10022                                                      Watermark Securities, Inc. (1991-present). Assistant
YOB: 1945                                                               Secretary, Gotham Advisors Inc. (1990-2005).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley            Chief Financial Officer                   Vice President, Fund Administration (2007-present),
YOB: 1972                     and Treasurer since 2005.                 Second Vice President, Fund Control & Tax (2004-2006),
                                                                        Phoenix Investment Partners, Ltd. Vice President, Chief
                                                                        Financial Officer, Treasurer and Principal Accounting
                                                                        Officer or Chief Financial Officer and Treasurer
                                                                        (2005-present), Assistant Treasurer (2004-2006),
                                                                        certain funds within the Phoenix Fund Complex. Senior
                                                                        Manager, Audit, Deloitte & Touche, LLP (1999-2004).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                 Vice President, Chief                     Vice President and Counsel, Phoenix Life Insurance
One American Row              Legal Officer, Counsel                    Company (2005-present). Compliance Officer of
Hartford, CT 06102            and Secretary since 2005.                 Investments and Counsel, Travelers Life & Annuity
YOB: 1954                                                               Company (January 2005-May 2005). Assistant General
                                                                        Counsel, The Hartford Financial Services Group
                                                                        (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT TRUST 06
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and Chief
  Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
  Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services        1-800-243-1574
Advisor Consulting Group    1-800-243-4361
Telephone Orders            1-800-367-5877
Text Telephone              1-800-243-1926
Web site                    PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

         (This page has been left blank intentionally.)

         (This page has been left blank intentionally.)

[LOGO OMITTED]
PHOENIX

                                                           -----------------
                                                               PRSRT STD
                                                             U.S. POSTAGE
                                                                 PAID
                                                             LANCASTER, PA
                                                              PERMIT 1793
                                                           -----------------

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


PXP2115                                                                     2-08
BPD33930



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


  (a)(1)  The  Registrant's   Board  of   Trustees  has  determined   that   the
          Registrant has an "audit committee financial expert" serving on its Audit Committee.

  (a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of
          Item 3 to Form N-CSR.

  (a)(3)  Not applicable.



ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,200 for 2007 and $55,800 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,000 for 2007 and $3,000 for 2006. This represents the review of the semi-annual financial statements.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,600 for 2007 and $15,900 for 2006.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Phoenix Investment Trust 06 (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

          (b)  100% for 2007 and 100% for 2006

          (c)  100% for 2007 and 100% for 2006

          (d)  Not applicable for 2007 and not applicable for 2006

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $660,559 for 2007 and $961,830 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable.


ITEM 6.   SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



 ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Investment Trust 06
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              March 7, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              March 7, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              March 7, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.